Acquistions and Disposals - Additional Information (Details)																3 Months Ended	12 Months Ended
	Jan. 24, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($)	Dec. 18, 2017 CAD ($) ft²	Dec. 05, 2017 CAD ($) ft²	Dec. 01, 2017	Nov. 30, 2017 CAD ($)	Oct. 10, 2017	Sep. 20, 2017	Sep. 06, 2017 CAD ($)	Aug. 28, 2017 CAD ($) $ / shares shares	May 01, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 CAD ($) shares	Jan. 31, 2017 CAD ($) shares $ / shares	Dec. 12, 2016 CAD ($) shares	Nov. 01, 2016 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares $ / shares	Feb. 07, 2018 shares	Jan. 31, 2018 CAD ($)	Nov. 23, 2017 shares	Sep. 07, 2017 CAD ($) shares	Mar. 30, 2017 CAD ($)	Mar. 31, 2016 CAD ($) shares
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired																0.00%	0.00%
Name of joint operation							BC Tweed Joint Venture Inc.
Purchase price of property																	$ 176,037,000	$ 29,391,000
Transfer of Vert Mirabel investment to Canopy Rivers																	964,000
Proceeds from issuance of common shares and warrants																	$ 470,670,000	$ 130,276,000
Number of common shares issued | shares												162,187,262				199,320,981	199,320,981	162,187,262	117,253					98,818,213
Consideration paid in cash																						$ 6,000,000
common shares issued | shares														490,641								111,366
Goodwill												$ 241,371,000				$ 314,923,000	$ 314,923,000	$ 241,371,000						$ 20,866,000
Agripharm Corp.
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary					40.00%	100.00%
Goodwill						$ 2,259,000										2,259,000	2,259,000
Transaction costs included in carrying value of investment																	$ 311,000
Products agreed to sell by consolidated entity percent																	100.00%
Percent of products sold by consolidated entity in retail location																	25.00%
Royalty term																	20 years
Advance under royalty agreement																	$ 3,000,000
Percentage of acquisition through Warrant																	4.00%
Consideration to be paid through warrant exercise																	$ 5,000,000
Warrant expiration date																	November 16, 2020
Fair value of the warrant estimated by black-scholes model																586,000	$ 586,000
Receivable under the royalty agreement																3,000,000	3,000,000
Amount allocated to the royalty receivable																2,414,000	2,414,000
Canopy Rivers
Disclosure Of Business Combinations [Line Items]
Share-based compensation expense																	3,579,000	$ 0
Maximum | Agripharm Corp.
Disclosure Of Business Combinations [Line Items]
Advance under repayable debentures and royalty agreement total																	20,000,000
Vert Mirabel
Disclosure Of Business Combinations [Line Items]
Profit loss																	1,411,000
Share-based compensation expense																	$ 1,131,000
Name of venture																	Vert Mirabel
Place in business																	Quebec
Ownership interest			40.70%
Purchase price of property			$ 20,000
Percentage of increase property			3.00%
License agreement period																	5 years
Fair value of put option estimated using discounted cash flow approach																	$ 3,750,000
Put liability																$ 4,850,000	4,850,000
Changes in fair value of put liability																	1,100,000
Cash contributed to exchange of preference share																	15,000,000
Cumulative preferred dividends																	$ 750,000
Preferred dividend rate																	18.00%
Proceeds from issuance of common shares and warrants																	$ 2,750,000
Fair value grant date discount value																	2,599,000
Acquisition related costs																	$ 54,000
Vert Mirabel | Investments Accounted for Using Equity Method
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired																100.00%	100.00%
Vert Mirabel | Property Plant and Equipment under Operating Leases
Disclosure Of Business Combinations [Line Items]
Area of Greenhouse | ft²			700,000
Vert Mirabel | Canopy Rivers
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary			26.00%
Vert Mirabel | Les Serres Vert Cannabis Inc
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest held by non-controlling interest			33.30%
Vert Mirabel | Minimum
Disclosure Of Business Combinations [Line Items]
Purchase price of property			$ 23,000
Green Hemp Industries Ltd
Disclosure Of Business Combinations [Line Items]
Name of acquiree	Green Hemp Industries Ltd
Date of acquisition	Jan. 24, 2018
Share issue price | $ / shares	$ 34.87
Total consideration	$ 1,023,000
Share-based compensation expense	857,000
Consideration paid in shares	857,000
Consideration paid in cash	$ 166,000
common shares issued | shares	24,577
R Trees
Disclosure Of Business Combinations [Line Items]
Name of acquiree											Tweed Grasslands Cannabis Inc. (formerly rTrees)
Date of acquisition											May 01, 2017
Percentage of voting equity interests acquired											100.00%
Common shares issued | shares											3,494,505
common shares held in escrow | shares											2,795,604
Number of shares issued | shares											698,901
Share issue price | $ / shares											$ 9.13
Equity consideration											$ 6,381,000
Gross contingent consideration																	$ 25,524,000
Contingent consideration fair value											21,714,000					$ 21,714,000	21,714,000
Replacement options											1,079,000
Warrants issued											1,303,000
Effective settlement of receivable											450,000
Total consideration											$ 30,927,000					30,927,000	30,927,000
Profit loss																1,565,000
Consideration paid in shares																6,381,000	6,381,000
Consideration paid in cash																450,000	450,000
Cash and cash equivalents																59,000	59,000
Goodwill																29,736,000	$ 29,736,000
Warrant expiration date																	April 30, 2018
Tweed JA
Disclosure Of Business Combinations [Line Items]
Name of acquiree																	Tweed JA
Date of acquisition									Sep. 06, 2017
Total consideration									$ 3,769,000							3,769,000	$ 3,769,000
Profit loss																	391,000
Percentage of equity financial interest									49.00%
Subscription receivable		$ 2,000,000
Consideration paid in cash																100,000	100,000
Cash and cash equivalents																125,000	125,000
Goodwill																1,835,000	1,835,000
Spectrum Cannabis Denmark ApS
Disclosure Of Business Combinations [Line Items]
Total consideration																3,228,000	3,228,000
Profit loss																	$ 1,772,000
Name of joint operation								Spectrum Cannabis Denmark ApS
Principal place of business								Europe
Proportion of ownership interest in subsidiary								62.00%
Proportion of ownership interest held by non-controlling interest								38.00%
Number of shares transferred | shares																	1,906,214
Vesting period of exchange																	4 years
Cost to purchase remaining interest																	$ 6,000,000
Fair value options granted																18,805,000	18,805,000
Share-based compensation expense																	7,206,000
Operating facility acquired | ft²				40,000
Cash Paid As Consideration Adjusted Amount				$ 3,228,000
Gain on bargain purchase																	638,000
Consideration paid in cash																$ 3,228,000	$ 3,228,000
Spot Therapeutics Inc.
Disclosure Of Business Combinations [Line Items]
Name of acquiree										Spot Therapeutics Inc.
Date of acquisition										Aug. 28, 2017
Percentage of voting equity interests acquired										100.00%
Share issue price | $ / shares										$ 8.90
Share-based compensation expense										$ 844,000
Number of common shares issued | shares										111,669
Consideration paid in shares										$ 993,000
Consideration paid in cash										$ 907,000
Mettrum
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired													100.00%
Share issue price | $ / shares													$ 9.85					$ 11.93
Equity consideration													$ 337,511,000
Replacement options													11,663,000
Total consideration												350,334,000	350,334,000					$ 350,334,000
Profit loss																		4,053,000
Share-based compensation expense													$ 480,000
Acquisition related costs																		5,190,000
Consideration paid in shares												$ 337,511,000						$ 337,511,000
common shares issued | shares												83,822	34,265,042					83,822
Cash and cash equivalents												$ 12,309,000	$ 12,309,000					$ 12,309,000
Settlement of accounts receivable													$ 680,000
Options exchanged ratio													0.7132%
Changes in fair value of biological assets																		2,659,000
Changes in Revenue																		3,033,000
Revenue of acquiree																		15,428,000
Profit loss of acquiree																		12,673,000
Acquisition of accounts receivable													$ 680,000
Goodwill												207,081,000						207,081,000
Mettrum | Common Shares
Disclosure Of Business Combinations [Line Items]
Equity consideration												1,000,000						1,000,000
MedCann
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired														100.00%
Equity consideration														$ 6,746,000
Contingent consideration fair value												688,000						688,000
Total consideration												10,408,000		$ 3,660,000				10,408,000
Profit loss																		462,000
Consideration paid in shares												9,720,000						9,720,000
Changes in Revenue																		106,000
Revenue of acquiree																		35,000
Profit loss of acquiree																		542,000
Common shares issued | shares														674,631
Contingent consideration														$ 4,906,000
Goodwill												9,209,000						9,209,000
MedCann | Escrow
Disclosure Of Business Combinations [Line Items]
common shares issued | shares														1,165,272		122,660	122,660				367,981
Vert Medical Inc Green Medical Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired															100.00%
Number of shares issued | shares															58,978
Equity consideration															$ 498,000
common shares issued | shares															294,900
Contingent consideration															$ 1,651,000
Contingent consideration fair value															1,251,000
Vert Medical Inc Green Medical Inc | Escrow
Disclosure Of Business Combinations [Line Items]
Equity consideration															$ 413,000
common shares issued															235,922	88,469,000	88,469,000			147,453,000
Hemp
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired															75.00%
Equity consideration												$ 903,000			$ 595,000			903,000
Total consideration															2,344,000
Proportion of ownership interest held by non-controlling interest																	25.00%
Consideration paid in cash															338,000								$ 295,000
Common shares issued | shares												129,016
Hemp | Escrow
Disclosure Of Business Combinations [Line Items]
Equity consideration												$ 808,000			$ 808,000			$ 808,000
common shares issued | shares															129,016
Hemp | Maximum
Disclosure Of Business Combinations [Line Items]
common shares issued | shares															258,037